Intangible Assets and Goodwill - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets and goodwill
Beginning Balance	R$ 187,740
Corporate reorganization	(36,624)	R$ (74,438)
Ending balance	1,811,903	187,740
Gross carrying amount
Intangible assets and goodwill
Beginning Balance	224,496	195,093
Corporate reorganization	(53,521)
Acquisitions	43,102		R$ 29,403
Disposals	(1,841)
Acquisitions through business combination	1,678,663
Ending balance	1,890,899	224,496	195,093
Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(36,756)	(19,610)
Amortization	(42,776)	(17,146)
Amortization of disposals	536
Ending balance	(78,996)	(36,756)	(19,610)
Goodwill
Intangible assets and goodwill
Beginning Balance	89,634
Ending balance	916,767	89,634
Goodwill | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	89,634	89,634
Corporate reorganization	(53,521)
Acquisitions through business combination	880,654
Ending balance	916,767	89,634	89,634
Rights on contracts
Intangible assets and goodwill
Beginning Balance	11,314
Ending balance	9,972	11,314
Rights on contracts | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	15,263	15,263
Ending balance	15,263	15,263	15,263
Rights on contracts | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(3,949)	(2,767)
Amortization	(1,342)	(1,182)
Ending balance	(5,291)	(3,949)	(2,767)
Customer relationships
Intangible assets and goodwill
Beginning Balance	15,485
Ending balance	192,961	15,485
Customer relationships | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	23,045	23,045
Acquisitions through business combination	183,926
Ending balance	206,971	23,045	23,045
Customer relationships | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(7,560)	(4,924)
Amortization	(6,450)	(2,636)
Ending balance	(14,010)	(7,560)	(4,924)
Educational system
Intangible assets and goodwill
Beginning Balance	23,940
Ending balance	228,989	23,940
Educational system | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	36,656	36,656
Acquisitions through business combination	214,567
Ending balance	251,223	36,656	36,656
Educational system | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(12,716)	(6,127)
Amortization	(9,518)	(6,589)
Ending balance	(22,234)	(12,716)	(6,127)
Copy rights
Intangible assets and goodwill
Beginning Balance	8,753
Ending balance	9,387	8,753
Copy rights | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	12,692	4,948
Acquisitions	8,377		7,744
Ending balance	21,069	12,692	4,948
Copy rights | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(3,939)	(1,321)
Amortization	(7,743)	(2,618)
Ending balance	(11,682)	(3,939)	(1,321)
Software license
Intangible assets and goodwill
Beginning Balance	2,160
Ending balance	15,457	2,160
Software license | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	2,808	1,393
Acquisitions	4,441		1,415
Acquisitions through business combination	11,163
Ending balance	18,412	2,808	1,393
Software license | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(648)	(273)
Amortization	(2,307)	(375)
Ending balance	(2,955)	(648)	(273)
Trademarks
Intangible assets and goodwill
Beginning Balance	15,367
Ending balance	347,057	15,367
Trademarks | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	19,177	19,115
Acquisitions			62
Acquisitions through business combination	336,121
Ending balance	355,298	19,177	19,115
Trademarks | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(3,810)	(2,670)
Amortization	(4,431)	(1,140)
Ending balance	(8,241)	(3,810)	(2,670)
Educational platform
Intangible assets and goodwill
Beginning Balance	18,051
Ending balance	74,214	18,051
Educational platform | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	21,911	3,942
Acquisitions	23,634		17,969
Disposals	(1,841)
Acquisitions through business combination	24,728
Transfer	19,555
Ending balance	87,987	21,911	3,942
Educational platform | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(3,860)	(1,473)
Amortization	(10,449)	(2,387)
Amortization of disposals	536
Ending balance	(13,773)	(3,860)	(1,473)
Non-compete agreement
Intangible assets and goodwill
Beginning Balance	823
Ending balance	7,493	823
Non-compete agreement | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	1,097	1,097
Acquisitions	309
Acquisitions through business combination	6,897
Ending balance	8,303	1,097	1,097
Non-compete agreement | Accumulated depreciation and amortisation
Intangible assets and goodwill
Beginning Balance	(274)	(55)
Amortization	(536)	(219)
Ending balance	(810)	(274)	(55)
in progress
Intangible assets and goodwill
Beginning Balance	2,213
Ending balance	9,606	2,213
in progress | Gross carrying amount
Intangible assets and goodwill
Beginning Balance	2,213
Acquisitions	6,341		R$ 2,213
Acquisitions through business combination	20,607
Transfer	(19,555)
Ending balance	R$ 9,606	R$ 2,213